Annual Total Returns [BarChart] - Voya Intermediate Bond Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	7.04%
2012	8.85%
2013	(0.62%)
2014	6.21%
2015	(0.02%)
2016	3.92%
2017	4.53%
2018	(1.08%)
2019	9.29%
2020	7.32%